Other Income	6 Months Ended
Jun. 30, 2018
OTHER INCOME [Abstract]
Other Income

NOTE 17 – OTHER INCOME

On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. The final settlement of the amount due will take place at anytime but in no case later than December 31, 2019, in accordance with a letter of agreement effective as of December 29, 2017. During the three and six month periods ended June 30, 2018, the Company did not submit any claims to Navios Holdings for charterers’ default under this agreement. During each of the three and six month periods ended June 30, 2017, the Company submitted claims for charterers’ default under this agreement to Navios Holdings for a total amount in each period of $2,276 and $4,527, respectively, net of applicable deductions, of which $2,396 and $4,765 was recorded as “Other income”. As of June 30, 2018, the Company recognized the fair value of the claim amounted to $19,416, including accrued interest and discount unwinding of $97 and $193 for the three and six month periods ended June 30, 2018, respectively, presented under the caption “Amounts due from related parties-long term” in the balance sheet.